Income Tax - Schedule of Consolidated Statement of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred tax related to item charged directly to equity:
Net loss/(gain) on translations of foreign subsidiaries	$ 478	$ 27,701	$ 72,663
Total	$ 478	$ 27,701	$ 72,663